Contingent liabilities and commitments (Narrative) (Details) ₪ in Thousands			1 Months Ended
	Nov. 04, 2018 ILS (₪)	Apr. 01, 1997 ILS (₪)	Sep. 28, 2023 ILS (₪) T	Feb. 20, 2023 ILS (₪)	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 ILS (₪)	May 25, 2022 ILS (₪)	Nov. 08, 2021 ILS (₪)	Aug. 02, 2021 ILS (₪)	Sep. 08, 2020 ILS (₪)
Disclosure of contingent liabilities [line items]
Monthly amount payment		₪ 10,000
Claim alleges in damages							₪ 2,500	₪ 57,000	₪ 100,000	₪ 57,000
Amount of non-financial damages									₪ 378,000
Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member] | Lawsuit [Member]
Disclosure of contingent liabilities [line items]
Amount of lawsuits	₪ 4,183,208
Mr. Iram Graiver [Member]
Disclosure of contingent liabilities [line items]
Claiming payment of social rights and compensation						₪ 2,377,305
Repayment of funds					₪ 1,694,325
Euro Dairy Europe Ltd [Member]
Disclosure of contingent liabilities [line items]
Provision of additional tons at controlled prices | T			107
Additional amount of payment			₪ 300,000
Payment of compensation value			300,000
Repayment of funds			₪ 200,000
Amount of charge for a deficit				₪ 1,750